Offerings - Offering: 1	Sep. 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 27,082,868.30
Amount of Registration Fee	$ 3,740.14
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $3,740.14 was paid in connection with the filing of the Schedule TO-I by Peachtree Alternative Strategies Fund (File No. 005-89754) on April 16, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.